Revision of Previously Issued Financial Statement - Summary of Revision of Financial Statement (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 19, 2020	Sep. 24, 2020
Class A Ordinary Shares Subject to Possible Redemption	$ 276,000,000	$ 276,000,000	$ 276,000,000	$ 276,000,000
Additional paid-in capital	0	0	0	0
Accumulated deficit	(10,178,445)	(8,778,948)	(8,407,306)	(8,314,541)
Total Shareholders' Deficit	(10,177,680)	(8,778,183)	(8,406,541)	(8,313,776)	$ 0
Previously Reported [Member]
Class A Ordinary Shares Subject to Possible Redemption			262,593,450	262,686,220
Additional paid-in capital			5,096,874	5,004,105
Accumulated deficit			(97,764)	(4,999)
Total Shareholders' Deficit			5,000,009	5,000,004
Revision of Prior Period, Adjustment [Member]
Class A Ordinary Shares Subject to Possible Redemption			13,406,550	13,313,780
Additional paid-in capital			(5,096,874)	(5,004,105)
Accumulated deficit			(8,309,542)	(8,309,542)
Total Shareholders' Deficit			(13,406,550)	(13,313,780)
Common Class A [Member]
Class A Ordinary Shares	75	75	75	75
Total Shareholders' Deficit	$ 75	$ 75	75		$ 0
Common Class A [Member] | Previously Reported [Member]
Class A Ordinary Shares			209	208
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Class A Ordinary Shares			$ (134)	$ (133)